Average Annual Total Returns{- Materials Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Materials Fund - AMCIZ PRO-14 - Materials Portfolio	Fidelity Advisor Materials Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Materials Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Materials Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Materials Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Materials Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Materials Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Materials Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Materials Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Materials Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Materials Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Materials Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Materials Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Materials Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Materials Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Materials Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Materials Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Materials Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Materials Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Materials Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Materials Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Materials Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Materials Fund: Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1519 Past 1 year	F1519 Past 5 years	F1519 Past 10 years
Total	14.45%	6.55%	5.22%	14.32%	5.66%	4.37%	8.65%	5.03%	4.05%	16.87%	6.75%	5.16%	19.54%	7.02%	5.05%	21.80%	8.14%	6.15%	21.98%		5.75%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	19.54%	12.94%	8.84%

[1]	(a)Since inception October 2, 2018.